LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

9.    LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2023	December 31, 2022
Balance, beginning of year	$847.2	$880.6
Acquisitions via business combinations	18.3	34.9
Adjustment related to prior year acquisitions	—	(5.3)
Disposals	(15.0)	(16.4)
Provisions	94.9	92.1
Adjustment for discount and inflation rates	22.5	(183.1)
Accretion	34.4	20.1
Expenditures	(32.5)	(27.5)
Changes in foreign exchange	(17.6)	51.8
Balance, end of year	952.2	847.2
Less: Current portion of landfill closure and post-closure obligations	(56.2)	(30.8)
Non-current portion of landfill closure and post-closure obligations	$896.0	$816.4

The present value of GFL’s future landfill closure and post-closure obligations has been estimated by management based on GFL’s cost, in today’s dollars, to settle closure and post-closure obligations at its landfills, projected timing of these expenditures and the application of discount and inflation rates. GFL used a risk-free discount rate of 3.02% in Canada and 4.03% in the United States as at December 31, 2023 (3.28% in Canada and 3.97% in the United States as at December 31, 2022) and an inflation rate of 2.60% in Canada and 2.82% in the United States (2.38% in Canada and 2.63% in the United States as at December 31, 2022) to calculate the present value of the landfill closure and post-closure obligations. Obligations acquired through business combinations are initially valued at fair value using a credit-adjusted, risk-free discount rate. Reducing the discount rate to the risk-free rate resulted in a one-time increase to the liability of $4.4 million included in the provisions line item in the table above for the year ended December 31, 2023 ($7.8 million for the year ended December 31, 2022).

The landfill closure and post-closure obligations mature as follows:

Less than 1 year	$56.2
Between 1-2 years	121.3
Between 2-5 years	188.6
Over 5 years	586.1
$952.2

Funded landfill post-closure assets

GFL is required to deposit funds into trusts to settle post-closure obligations for landfills in certain jurisdictions. As at December 31, 2023, included in other long-term assets are funded landfill post-closure obligations, representing the fair value of legally restricted assets, totaling $28.3 million ($26.1 million as at December 31, 2022).